Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/25	$380	$416,974
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	410	445,951
City of Huntsville AL GOL
5.00%, 05/01/25	165	179,700
Series E, 5.00%, 11/01/25	115	126,929
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	120	130,601
		1,300,155
Alaska — 0.1%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	85	92,214
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	65	71,222
Series D, 5.00%, 09/01/25	30	32,872
State of Alaska GO, Series B, 5.00%, 08/01/25	160	175,038
		371,346
Arizona — 2.4%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	250	268,366
Arizona State University RB
5.00%, 07/01/25	145	158,327
Series A, 5.00%, 07/01/25	220	240,221
Series B, 5.00%, 07/01/25	100	109,191
Arizona Transportation Board RB, Series A, 5.00%, 07/01/25	295	321,850
City of Phoenix AZ GO, 5.00%, 07/01/25	470	513,479
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	1,025	1,119,720
Series A, 5.00%, 07/01/25	615	672,439
Series D, 5.00%, 07/01/25	245	266,206
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/25	1,075	1,174,447
County of Pima AZ GOL, 4.00%, 07/01/25	120	127,706
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/25	270	294,575
Maricopa County Community College District GO, 5.00%, 07/01/25	330	360,528
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	135	147,086
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	16,365
Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 07/01/25	115	125,296
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/25	170	183,453
Series A, 5.00%, 01/01/25	680	733,811
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	218,204
University of Arizona (The) RB, 4.00%, 06/01/25	155	164,192
		7,215,462
California — 13.2%
Bay Area Toll Authority RB, 5.00%, 04/01/25	200	216,834
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	46,720
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	65	71,606
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	200	212,001
5.00%, 10/01/25	245	269,820
California State Public Works Board RB
4.00%, 10/01/25	115	123,016
Security	Par (000)	Value

California (continued)
5.00%, 09/01/25	$220	$241,337
5.00%, 11/01/25	580	639,001
5.00%, 12/01/25	280	309,144
Series A, 5.00%, 06/01/25	80	87,185
Series B, 5.00%, 04/01/25	25	27,125
Series B, 5.00%, 10/01/25	230	252,853
Series C, 5.00%, 11/01/25	75	82,629
Series D, 5.00%, 04/01/25	200	216,998
Series D, 5.00%, 06/01/25	200	217,962
California State University RB
5.00%, 11/01/25	125	138,049
Series A, 4.00%, 11/01/25	80	85,600
Series A, 5.00%, 11/01/25	1,330	1,468,846
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	100	109,645
Carmel Unified School District Go, 4.00%, 08/01/25	100	106,432
City & County of San Francisco CA GO, Series R1, 5.00%, 06/15/25	575	629,484
City of Los Angeles CA GO, 5.00%, 09/01/25	190	208,727
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	200	218,253
Series B, 5.00%, 06/01/25	235	256,447
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	195	211,762
Series B, 5.00%, 05/15/25	110	119,456
Series C, 5.00%, 05/15/25	160	173,754
City of Redding CA Electric System Revenue RB, 5.00%, 06/01/25	100	108,721
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	505	558,395
Coast Community College District GO, 5.00%, 08/01/25	50	54,684
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	180	195,147
County of Monterey CA COP, 5.00%, 10/01/25	270	296,040
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/25	270	287,673
Series B, 5.00%, 06/01/25	395	431,968
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	70	76,267
El Camino Community College District Foundation (The), 5.00%, 08/01/25	15	16,405
El Camino Community College District Foundation (The) GO, Series-C, 0.00%, 08/01/25(a)	300	280,903
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	60	56,014
Foothill-De Anza Community College District GO, Series B, 0.00%, 08/01/25 (NPFGC)(a)	135	126,895
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	234,907
Imperial Irrigation District Electric System Revenue RB, 5.00%, 11/01/25	125	137,342
Long Beach Unified School District GO, 5.00%, 08/01/25	175	191,073
Los Angeles Community College District/CA GO
4.00%, 08/01/25	80	85,145
Series C, 5.00%, 08/01/25	330	361,828
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/25	535	586,715
Series A, 5.00%, 06/01/25	525	574,220
Series A, 5.00%, 07/01/25	110	120,604
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 06/01/25	950	1,039,186
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/25	300	328,642

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	$165	$180,609
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	160	175,136
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/25	75	82,095
Series C, 5.00%, 07/01/25	125	136,825
Los Angeles Department of Water & Power Water System Revenue RB, 5.00%, 07/01/25	75	82,185
Los Angeles Department of Water RB
5.00%, 07/01/25	105	115,059
Series B, 5.00%, 07/01/25	590	646,522
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	460	502,967
Series A, 5.00%, 07/01/25	1,970	2,154,008
Los Rios Community College District GO
5.00%, 08/01/25	100	109,799
Series C, 4.00%, 08/01/25	100	106,980
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	170	159,590
Metropolitan Water District of Southern California RB
5.00%, 07/01/25	120	131,712
5.00%, 10/01/25	70	77,365
Series A, 2.50%, 07/01/25	375	382,306
Series A, 5.00%, 07/01/25	350	384,160
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	93,690
Newport Mesa Unified School District GO, 0.00%, 08/01/25 (NPFGC)(a)	225	212,309
Oak Grove School District GO, Series A, 0.00%, 08/01/25(a)	25	23,416
Orange County Water District RB, Series C, 5.00%, 08/15/25	220	241,537
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	560	526,066
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	325	304,312
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	32,810
Rancho Water District Financing Authority RB, Series A, 5.00%, 08/01/25	190	208,325
Rio Hondo Community College District/CA GO, 5.00%, 08/01/25	75	81,888
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	105	98,025
Riverside County Transportation Commission Sales Tax Revenue RB, 5.00%, 06/01/25	110	120,007
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	27,684
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/25	100	109,676
5.00%, 12/01/25	335	370,672
Sacramento Municipal Utility District RB
5.00%, 07/01/25	230	250,591
5.00%, 08/15/25	50	54,879
Series E, 5.00%, 08/15/25	210	230,492
San Diego Community College District GO, 5.00%, 08/01/25	220	241,218
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	255	277,090
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/25	100	109,338
Series B, 5.00%, 08/01/25	140	153,073
San Diego Unified School District/CA GO 5.00%, 07/01/25	235	257,021
Security	Par (000)	Value

California (continued)
Series C-2, 5.50%, 07/01/25 (AGM)	$280	$310,623
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	155,101
Series J-2, 4.00%, 07/01/25	135	143,363
Series J-2, 5.00%, 07/01/25	140	153,119
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/25	290	317,970
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/25	345	372,835
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/25	250	267,266
Series A, 5.00%, 10/01/25	195	215,136
San Francisco County Transportation Authority RB, 4.00%, 02/01/25	115	121,415
San Jose Evergreen Community College District GO, 5.00%, 09/01/25	90	98,643
San Jose Unified School District GO, Series C, 0.00%, 08/01/25 (NPFGC)(a)	170	159,037
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	100	94,422
Series B, 0.00%, 09/01/25 (NPFGC)(a)	425	401,295
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,030	1,127,758
Series-A, 5.00%, 08/01/25	300	328,473
San Mateo Union High School District GO, 0.00%, 09/01/25 (NPFGC)(a)	300	281,716
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	640	698,594
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/25	125	132,851
Sequoia Union High School District GO
4.00%, 07/01/25	205	217,863
5.00%, 07/01/25	510	557,942
Southern California Public Power Authority RB, 5.00%, 07/01/25	150	163,519
State of California Department of Water Resources RB
5.00%, 12/01/25	460	509,455
Series AW, 5.00%, 12/01/25	100	110,751
Series AX, 5.00%, 12/01/25	240	265,803
State of California GO
4.00%, 03/01/25	20	21,180
4.00%, 09/01/25	465	497,240
4.00%, 10/01/25	200	214,197
4.00%, 11/01/25	250	268,156
5.00%, 03/01/25	125	135,585
5.00%, 04/01/25	245	266,357
5.00%, 08/01/25	1,250	1,371,329
5.00%, 09/01/25	1,980	2,177,039
5.00%, 10/01/25	1,745	1,922,918
5.00%, 11/01/25	570	629,505
Series B, 5.00%, 08/01/25	745	817,312
Series B, 5.00%, 09/01/25	185	203,410
University of California RB
5.00%, 05/15/25	235	256,206
Series AO, 5.00%, 05/15/25	335	365,230
Series AY, 5.00%, 05/15/25	180	196,243
Series I, 5.00%, 05/15/25	445	485,157
Upper Santa Clara Valley Joint Powers Authority RB, Series A, 5.00%, 08/01/25	85	93,224
		39,466,135

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.9%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	$25	$25,398
Board of Water Commissioners City & County of Denver (The) RB, Series A, 4.00%, 09/15/25	65	69,534
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	160	175,967
City of Colorado Springs CO Utilities System Revenue RB, Series A-1, 5.00%, 11/15/25	225	248,211
City of Colorado Springs Co. Utilities System Revenue RB, 5.00%, 11/15/25	425	468,843
County of Adams Co. COP, 5.00%, 12/01/25	130	142,999
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	100	110,102
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	235	259,541
Series A, 5.50%, 12/01/25 (SAW)	305	341,762
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	270	249,713
State of Colorado COP
Series K, 5.00%, 03/15/25	125	135,060
Series L, 5.00%, 03/15/25	25	27,012
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	375	407,053
		2,661,195
Connecticut — 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund RB, 5.00%, 02/01/25	100	108,064
State of Connecticut GO
4.00%, 06/01/25	285	302,024
5.00%, 09/15/25	1,100	1,206,491
Series A, 5.00%, 01/15/25	500	538,902
Series A, 5.00%, 04/15/25	170	184,451
Series B, 3.00%, 06/01/25	100	102,687
Series B, 5.00%, 05/15/25	300	326,216
Series B, 5.00%, 06/15/25	100	108,975
Series C, 5.00%, 06/15/25	240	261,540
Series E, 5.00%, 09/15/25	275	301,623
Series E, 5.00%, 10/15/25	150	164,872
Series F, 5.00%, 11/15/25	390	429,575
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/25	185	199,092
Series A, 5.00%, 08/01/25	100	109,276
Series A, 5.00%, 09/01/25	405	443,513
Series B, 5.00%, 08/01/25	160	174,842
Series B, 5.00%, 10/01/25	225	246,918
University of Connecticut RB, Series A, 5.00%, 02/15/25	500	538,945
		5,748,006
Delaware — 2.0%
City of Wilmington DE GO, 5.00%, 12/01/25	15	16,582
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,721,005
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,485,285
Delaware Transportation Authority RB
4.00%, 07/01/25	50	53,152
5.00%, 07/01/25	510	557,485
State of Delaware GO
5.00%, 03/01/25	160	173,718
5.00%, 10/01/25	100	110,326
Series 2009C, 5.00%, 10/01/25	775	855,027
Series A, 5.00%, 02/01/25	100	108,320
		6,080,900
Security	Par (000)	Value

District of Columbia — 2.0%
District of Columbia, Series C, 5.00%, 05/01/25	$180	$195,733
District of Columbia GO
5.00%, 02/01/25	630	680,803
Series A, 5.00%, 06/01/25	220	239,805
Series A, 5.00%, 10/15/25	600	660,671
Series B, 5.00%, 06/01/25	330	359,734
Series D, 5.00%, 06/01/25	165	179,867
Series E, 5.00%, 06/01/25	225	245,273
District of Columbia RB
5.00%, 12/01/25	150	164,744
Series A, 5.00%, 03/01/25	75	81,192
Series A, 5.00%, 12/01/25	225	248,420
Series B, 5.00%, 10/01/25	485	533,189
Series C, 5.00%, 10/01/25	810	890,481
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/25	550	603,934
Series B, 5.00%, 10/01/25	230	252,554
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/25	200	219,289
Washington Metropolitan Area Transit Authority RB, Series A1, 5.00%, 07/01/25	335	365,191
		5,920,880
Florida — 3.0%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	152,118
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	130,684
Series B, 5.00%, 10/01/25	275	299,484
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	215	234,505
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	855	934,423
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/25	385	423,128
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25 (NPFGC)	60	66,538
Florida Department of Environmental Protection RB
5.00%, 07/01/25	878	958,699
Series A, 5.00%, 07/01/25	230	251,140
Florida Department of Management Services COP, Series A, 5.00%, 08/01/25	245	267,952
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	65,497
Hillsborough County Aviation Authority RB, 5.00%, 10/01/25	200	219,289
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	180	194,994
Orange County School Board COP, 5.00%, 08/01/25	50	54,546
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	165	180,154
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	250	270,869
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	245	264,783
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	165	179,772
Series C, 5.00%, 07/01/25	165	179,772
School District of Broward County/FL GO, 5.00%, 07/01/25	180	196,329
State of Florida Department of Transportation RB, 5.00%, 07/01/25	330	360,277
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/25	235	256,249
Series A, 5.00%, 07/01/25	695	757,843
Series-B, 5.00%, 07/01/25	145	158,111

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida GO
Series A, 5.00%, 06/01/25	$277	$302,039
Series A, 5.00%, 07/01/25	50	54,715
Series B, 5.00%, 06/01/25	190	207,175
Series B, 5.00%, 07/01/25	35	38,301
Series C, 5.00%, 06/01/25	295	321,666
Series D, 5.00%, 06/01/25	85	92,683
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/25	340	371,555
Series B, 5.00%, 07/01/25	250	273,202
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	85	92,951
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	90	98,597
		8,910,040
Georgia — 2.5%
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/25	300	326,859
City of Atlanta GA Water & Wastewater Revenue RB
5.75%, 11/01/25 (AGM)	195	219,432
Series B, 5.00%, 11/01/25	245	269,923
County of Forsyth GA GO, 5.00%, 09/01/25	110	120,877
Forsyth County School District GO, 5.00%, 02/01/25	105	113,575
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/25	715	778,801
Gwinnett County School District GO, 5.00%, 02/01/25	620	671,106
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/25	265	290,559
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	109,958
Series A, 4.00%, 07/01/25	250	265,687
Municipal Electric Authority of Georgia RB, 5.00%, 01/01/25	145	154,518
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	1,115	1,222,786
Series B, 5.00%, 10/01/25	395	434,119
State of Georgia GO
Series A, 5.00%, 02/01/25	435	470,523
Series A, 5.00%, 07/01/25	85	92,990
Series A1, 5.00%, 02/01/25	730	789,613
Series A-1, 5.00%, 02/01/25	85	91,941
Series C1, 4.00%, 01/01/25	650	686,275
Series C1, 4.00%, 07/01/25	150	159,897
Series E, 5.00%, 12/01/25	100	110,614
Series F, 5.00%, 07/01/25	125	136,750
		7,516,803
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	715	780,697
Series B, 5.00%, 07/01/25	185	202,114
City & County of Honolulu HI GO
5.00%, 09/01/25	200	219,460
Series A, 5.00%, 10/01/25	175	192,445
Series B, 5.00%, 09/01/25	225	246,893
Series C, 5.00%, 10/01/25	65	71,480
Series E, 5.00%, 09/01/25	200	219,460
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	450	493,075
State of Hawaii GO
5.00%, 10/01/25	295	324,598
Series EZ, 5.00%, 10/01/25	355	390,618
Series FE, 5.00%, 10/01/25	140	154,047
Series FH, 5.00%, 10/01/25	170	187,057
Series FK, 5.00%, 05/01/25	130	141,472
Series FN, 5.00%, 10/01/25	310	341,103
Security	Par (000)	Value

Hawaii (continued)
Series FT, 5.00%, 01/01/25	$185	$199,502
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	125	131,489
Series B, 5.00%, 01/01/25	305	328,383
University of Hawaii RB
5.00%, 10/01/25	90	98,680
Series B, 5.00%, 10/01/25	115	126,091
		4,848,664
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	900	979,377
Illinois — 3.1%
Chicago O'Hare International Airport RB
5.00%, 01/01/25	540	580,070
Series C, 5.00%, 01/01/25	155	166,501
Series F, 5.00%, 01/01/25	150	161,130
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,206,496
Illinois Finance Authority RB
4.00%, 07/01/25	720	765,178
5.00%, 01/01/25	130	139,966
5.00%, 07/01/25	280	305,401
5.00%, 12/01/25	390	429,396
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/25	405	435,451
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	500	533,430
State of Illinois GO
5.00%, 01/01/25	155	164,697
5.00%, 02/01/25	320	340,480
5.00%, 10/01/25	100	107,586
5.50%, 05/01/25	210	227,157
Series A, 5.00%, 03/01/25	460	490,232
Series B, 5.00%, 03/01/25	500	532,861
Series D, 5.00%, 11/01/25	1,310	1,411,197
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	213,634
		9,210,863
Indiana — 1.8%
City of Indianapolis Department of Public Utilities Water
System Revenue RB, 5.00%, 10/01/25	275	301,878
Indiana Finance Authority RB
5.00%, 02/01/25	285	308,565
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,406,411
Series B, 5.00%, 02/01/25	365	395,020
Series C, 5.00%, 12/01/25	645	711,255
Indiana University RB, 5.00%, 06/01/25	580	630,579
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	100	107,543
Purdue University COP, Series A, 5.00%, 07/01/25	115	125,570
Purdue University RB
5.00%, 07/01/25	210	229,302
Series A, 5.25%, 07/01/25	190	208,807
		5,424,930
Iowa — 0.6%
County of Polk IA GO, 5.00%, 06/01/25	175	190,768
Iowa Finance Authority RB, 5.00%, 08/01/25	480	525,409
State of Iowa GO
5.00%, 06/15/25	445	485,070
Series-A, 5.00%, 06/01/25	250	272,308
State of Iowa RB, Series A, 5.00%, 06/01/25	155	168,831
		1,642,386

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.6%
County of Johnson KS, 5.00%, 09/01/25	$100	$109,635
Johnson County Public Building Commission RB
5.00%, 09/01/25	180	196,947
Series A, 5.00%, 09/01/25	240	262,595
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	175	192,672
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	21,974
State of Kansas Department of Transportation RB
5.00%, 09/01/25	690	756,049
Series A, 5.00%, 09/01/25	275	301,324
		1,841,196
Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series B, 5.00%, 05/01/25	270	293,447
State of Louisiana GO
Series A, 5.00%, 03/01/25	110	119,024
Series A, 5.00%, 09/01/25	200	219,271
Series B, 5.00%, 05/01/25	40	43,474
Series B, 5.00%, 08/01/25	315	343,256
State of Louisiana RB, 5.00%, 09/01/25	205	223,849
		1,242,321
Maine — 0.4%
Maine Governmental Facilities Authority RB, 5.00%, 10/01/25	105	114,889
Maine Municipal Bond Bank RB
5.00%, 11/01/25	400	440,690
Series A, 5.00%, 09/01/25	250	272,830
Series B, 5.00%, 11/01/25	125	137,716
State of Maine GO, Series B, 5.00%, 06/01/25	285	311,093
		1,277,218
Maryland — 4.4%
City of Baltimore MD RB
5.00%, 07/01/25	295	320,824
Series A, 5.00%, 07/01/25	190	207,293
County of Anne Arundel MD GOL, 5.00%, 10/01/25	1,230	1,355,010
County of Baltimore MD GO
5.00%, 03/01/25	500	542,206
5.00%, 08/01/25	125	137,094
County of Charles MD GO, 5.00%, 10/01/25	60	66,098
County of Frederick MD, 5.00%, 08/01/25	300	328,989
County of Howard MD GO
5.00%, 08/15/25	285	312,900
Series A, 5.00%, 02/15/25	365	395,321
County of Montgomery MD COP, Series B, 5.00%, 04/01/25	100	108,390
County of Montgomery MD GO
5.00%, 11/01/25	1,000	1,104,061
Series C, 5.00%, 10/01/25	175	192,786
Series D, 4.00%, 11/01/25	490	524,129
County of Prince George's MD GOL
5.00%, 07/15/25	1,500	1,643,168
Series A, 5.00%, 07/15/25	305	334,111
Series B, 5.00%, 07/15/25	45	49,295
State of Maryland Department of Transportation RB
4.00%, 09/01/25	400	426,354
5.00%, 09/01/25	315	346,148
5.00%, 10/01/25	310	341,406
5.00%, 12/01/25	130	143,132
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	477,089
Second Series B, 5.00%, 08/01/25	365	400,316
Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/15/25	$125	$135,696
Series A, 5.00%, 08/01/25	155	169,997
Series B, 4.00%, 08/01/25	210	223,507
Series B, 5.00%, 08/01/25	1,915	2,100,286
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	65	69,069
5.00%, 06/01/25 (GTD)	380	414,901
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/25 (GTD)	180	196,532
		13,066,108
Massachusetts — 3.4%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	220,879
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	235	253,596
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	100	109,401
Series A, 5.00%, 07/01/25	195	213,331
Series B, 5.00%, 04/01/25	160	173,860
Series B, 5.00%, 07/01/25	235	257,091
Series B, 5.25%, 09/01/25 (AGM)	375	414,883
Series C, 5.00%, 08/01/25	840	921,016
Series C, 5.00%, 09/01/25	135	148,349
Series C, 5.00%, 10/01/25	735	809,461
Series D, 5.00%, 07/01/25	350	382,901
Series E, 5.00%, 11/01/25 (AMBAC)	90	99,336
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25	165	179,867
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/25	990	1,083,063
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	1,520	1,666,600
Series 22, 5.00%, 08/01/25	85	93,198
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	749,757
Series A, 5.00%, 10/15/25	250	275,444
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	140,277
5.00%, 02/15/25	150	162,227
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	275,896
Series C, 5.00%, 08/15/25	250	274,006
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	445	479,665
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	435	476,369
Series B, 5.25%, 08/01/25 (AGM)	15	16,533
Series C, 5.00%, 08/01/25	10	10,949
Town of Watertown MA GOL, 5.00%, 02/01/25	225	243,432
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	27,527
		10,158,914
Michigan — 1.0%
Michigan Finance Authority RB
Series A, 5.00%, 12/01/25	185	203,751
Series B, 5.00%, 10/01/25	360	395,419
Michigan State Building Authority RB
5.00%, 04/15/25	210	227,503
Series I, 5.00%, 04/15/25	370	400,839
State of Michigan GO
Series A, 5.00%, 05/01/25	130	141,472
Series B, 4.00%, 11/01/25	120	127,927
State of Michigan RB, 5.00%, 03/15/25	665	719,588

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/25	$45	$49,612
University of Michigan RB
5.00%, 04/01/25	380	411,881
Series A, 5.00%, 04/01/25	290	314,331
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	27,330
		3,019,653
Minnesota — 1.7%
City of Minneapolis MN GO, 4.00%, 12/01/25	150	159,679
County of Hennepin MN GO, Series A, 5.00%, 12/01/25	250	276,364
Metropolitan Council GO
5.00%, 03/01/25	115	124,647
Series A, 5.00%, 03/01/25	90	97,550
Series B, 5.00%, 12/01/25	1,000	1,105,797
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	135	144,521
Series C, 5.00%, 01/01/25	125	133,815
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	125	135,453
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	55	52,230
State of Minnesota GO
Series A, 5.00%, 08/01/25	265	290,885
Series A, 5.00%, 10/01/25	115	126,800
Series B, 5.00%, 08/01/25	225	246,978
Series B, 5.00%, 10/01/25	135	148,852
Series D, 5.00%, 08/01/25	470	515,909
Series E, 5.00%, 10/01/25	100	110,261
University of Minnesota RB
Series B, 5.00%, 10/01/25	150	164,855
Series B, 5.00%, 12/01/25	1,000	1,103,745
		4,938,341
Mississippi — 0.4%
State of Mississippi GO
Series B, 5.00%, 12/01/25	240	265,063
Series C, 5.00%, 10/01/25	475	522,349
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	330,618
		1,118,030
Missouri — 0.3%
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25	85	92,406
Missouri Highway & Transportation Commission RB, 5.00%, 05/01/25	340	369,813
Missouri State Board of Public Buildings RB, Series A, 5.00%, 04/01/25	325	352,178
		814,397
Nebraska — 0.4%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	260	279,165
Series C, 5.00%, 01/01/25	260	279,165
Omaha Public Facilities Corp. RB, Series A, 5.00%, 06/01/25	50	54,447
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/25	85	91,573
Omaha Public Power District RB, Series A, 5.00%, 02/01/25	385	415,555
		1,119,905
Nevada — 1.8%
Clark County School District GOL, Series A, 5.00%, 06/15/25	735	799,889
Clark County Water Reclamation District GOL, 5.00%, 07/01/25	585	639,118
County of Clark Department of Aviation RB, 5.00%, 07/01/25	650	708,193
Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 11/01/25	$305	$335,620
Series A, 5.00%, 06/01/25	215	234,060
Series A, 5.00%, 11/01/25	215	236,585
Series B, 5.00%, 06/01/25	50	54,433
Series B, 5.00%, 12/01/25	270	297,735
County of Clark NV RB
5.00%, 07/01/25	475	517,526
Series B, 5.00%, 07/01/25	110	119,848
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	185	201,508
State of Nevada GOL
5.00%, 05/01/25	145	157,919
Series A, 5.00%, 05/01/25	130	141,582
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	765	843,581
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	152,411
Series C, 5.00%, 10/01/25	55	60,376
		5,500,384
New Hampshire — 0.5%
City of Manchester NH GO, 4.00%, 06/15/25	310	328,327
City of Nashua NH GO, 5.00%, 09/01/25	140	153,888
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	260	285,128
5.00%, 08/15/25 (ST INTERCEPT)	70	76,765
Series A, 5.00%, 08/15/25	175	191,913
New Hampshire State Turnpike System RB, 4.00%, 11/01/25	160	171,043
State of New Hampshire GO
5.00%, 12/01/25	40	44,246
Series B, 5.00%, 12/01/25	175	193,575
		1,444,885
New Jersey — 2.5%
County of Essex NJ GO, 5.00%, 08/01/25	150	164,236
County of Monmouth NJ GO, 5.00%, 07/15/25	170	186,123
Monmouth County Improvement Authority (The) RB
5.00%, 02/15/25 (GTD)	100	108,281
5.00%, 12/01/25 (GTD)	270	298,658
New Jersey Economic Development Authority RB
5.00%, 06/15/25	305	327,229
Series A, 4.13%, 06/15/25	170	177,626
Series B, 4.00%, 11/01/25 (SAP)	860	899,252
Series D, 5.00%, 06/15/25	30	32,186
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,096,807
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	300	328,740
Series D, 5.00%, 07/01/25	460	504,068
New Jersey Infrastructure Bank RB, Series A-1, 5.00%, 09/01/25 (GTD)	110	120,773
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	105	113,565
Series A, 5.00%, 06/15/25	25	26,822
Series A, 5.75%, 06/15/25 (NPFGC)	220	241,730
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	123,533
Series C-2, 5.50%, 01/01/25 (AMBAC)	590	640,712
State of New Jersey GO
5.00%, 06/01/25	965	1,044,980
5.00%, 06/01/32 (PR 06/01/25)	500	543,603
Series A, 5.00%, 06/01/25	330	357,351
		7,336,275

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/01/25	$200	$218,020
Series A, 5.00%, 06/15/25	210	229,156
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	85	92,807
State of New Mexico GO, 5.00%, 03/01/25	275	297,778
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	700	764,757
Series D, 5.00%, 07/01/25	50	54,625
		1,657,143
New York — 7.7%
City of New York NY GO
5.00%, 08/01/25	510	558,091
Series 1, 5.00%, 08/01/25	470	514,319
Series A, 5.00%, 08/01/25	1,510	1,652,387
Series A-1, 5.00%, 08/01/25	145	158,673
Series C, 4.00%, 08/01/25	235	250,335
Series C, 5.00%, 08/01/25	2,425	2,653,669
Series C-1, 5.00%, 08/01/25	500	547,148
Series E, 5.00%, 08/01/25	225	246,217
Series F-1, 5.00%, 06/01/25	115	125,295
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	25	27,253
Erie County Industrial Development Agency (The) RB, 5.00%, 05/01/25 (SAW)	250	271,219
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	105,476
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	187,916
5.00%, 09/01/25	130	142,239
Metropolitan Transportation Authority RB
5.00%, 11/15/25	70	76,815
Series A, 5.00%, 11/15/25	105	115,222
Series A2, 5.00%, 11/15/25	150	160,783
Series B, 5.00%, 11/15/25	650	696,720
Series B2, 5.00%, 11/15/25	215	235,930
Series C-1, 5.00%, 11/15/25	65	69,673
Series F, 5.00%, 11/15/25	230	246,534
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/25	395	431,380
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/25	135	143,899
Series S-2A, 5.00%, 07/15/25 (SAW)	220	240,598
Series S-3, 5.00%, 07/15/25 (SAW)	520	568,686
Series S-4A, 5.00%, 07/15/25 (SAW)	140	153,108
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/25	100	105,875
5.00%, 02/01/25	50	54,019
5.00%, 05/01/25	100	108,769
5.00%, 08/01/25	430	470,811
5.00%, 11/01/25	170	187,350
Series A-1, 5.00%, 08/01/25	10	10,949
Series B-1, 5.00%, 08/01/25	250	273,728
Series C, 5.00%, 11/01/25	1,060	1,168,183
New York City Water & Sewer System RB
4.00%, 06/15/25	515	548,071
5.00%, 06/15/25	200	218,421
Series FF, 4.00%, 06/15/25	50	53,211
Series GG, 5.00%, 06/15/25	300	327,631
New York State Dormitory Authority RB
4.00%, 02/15/25	125	132,399
5.00%, 03/15/25	250	271,615
Security	Par (000)	Value

New York (continued)
5.00%, 10/01/25	$155	$171,258
5.00%, 07/01/37 (PR 07/01/25)	15	16,370
Series 1, 5.00%, 03/15/25	305	330,854
Series A, 5.00%, 02/15/25	365	395,076
Series A, 5.00%, 03/15/25	560	607,689
Series A, 5.00%, 07/01/25	300	326,550
Series B, 5.00%, 02/15/25	365	395,638
Series B, 5.50%, 03/15/25 (AMBAC)	160	175,518
Series D, 5.00%, 02/15/25	645	698,633
Series E, 5.00%, 02/15/25	60	65,036
Series E, 5.00%, 03/15/25	540	586,070
New York State Environmental Facilities Corp. RB
5.00%, 10/15/25	70	77,147
Series A, 4.00%, 06/15/25	100	106,161
Series B, 5.00%, 06/15/25	200	218,479
Series D, 5.00%, 03/15/25	215	233,282
New York State Thruway Authority RB
5.00%, 01/01/25	220	236,433
Series A-1, 5.00%, 03/15/25	200	216,685
Series L, 5.00%, 01/01/25	150	161,278
New York State Urban Development Corp. RB
5.00%, 03/15/25	195	211,112
Series A, 5.00%, 03/15/25	1,245	1,347,864
Series C, 5.00%, 03/15/25	105	113,675
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	155,377
Series 189, 5.00%, 05/01/25	120	130,354
Series 205, 5.00%, 11/15/25	480	528,708
State of New York GO, Series-A, 5.00%, 03/15/25	50	54,252
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/25	155	171,042
Series B, 5.00%, 11/15/25	485	535,196
Series C-1, 5.00%, 11/15/25	260	286,909
		23,063,263
North Carolina — 1.9%
City of Charlotte NC COP
5.00%, 12/01/25	50	55,221
Series B, 5.00%, 06/01/25	50	54,505
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	92,990
City of Charlotte NC Water & Sewer System RB, 5.00%, 07/01/25	180	196,921
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	405	443,071
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	269,226
City of Winston-Salem NC Water & Sewer System Revenue RB, 5.00%, 06/01/25	100	109,126
County of Buncombe NC, 5.00%, 06/01/25	120	130,812
County of Durham NC GO, 5.00%, 10/01/25	275	302,860
County of Forsyth NC GO
5.00%, 03/01/25	185	200,568
5.00%, 07/01/25	70	76,580
5.00%, 12/01/25	200	221,228
County of Guilford NC GO, 5.00%, 03/01/25	350	379,452
County of Iredell NC RB, 5.00%, 12/01/25	25	27,602
County of Johnston NC GO, 4.00%, 02/01/25	140	147,669
County of Mecklenburg NC GO, 5.00%, 03/01/25	110	119,256
County of New Hanover NC GO, 5.00%, 08/01/25	100	109,645
County of Wake NC GO
Series A, 5.00%, 03/01/25	175	189,726
Series C, 5.00%, 03/01/25	170	184,305

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC RB, 5.00%, 08/01/25	$125	$137,056
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/25	500	535,140
State of North Carolina GO
5.00%, 06/01/25	160	174,648
Series A, 5.00%, 06/01/25	200	218,311
Series B, 5.00%, 06/01/25	755	824,123
State of North Carolina RB
5.00%, 03/01/25	165	178,623
5.00%, 05/01/25	170	184,907
Series B, 5.00%, 05/01/25	125	135,961
		5,699,532
Ohio — 2.7%
American Municipal Power Inc. RB, Series-A, 5.00%, 02/15/25	135	145,585
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	160,833
City of Cleveland OH GO, 5.00%, 12/01/25	110	121,112
City of Columbus OH GO
Series 1, 5.00%, 07/01/25	575	628,193
Series A, 4.00%, 04/01/25	170	180,087
Series A, 5.00%, 04/01/25	175	189,921
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	35	37,248
City of Columbus OH RB, Series A, 5.00%, 07/01/25	135	147,489
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/25	720	775,198
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/25	155	168,966
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	120	132,122
Ohio State University (The) RB, 5.00%, 12/01/25	500	551,361
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/25	125	136,444
Series A, 5.00%, 12/01/25	225	248,881
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/25	400	436,621
5.00%, 12/01/25	195	215,697
Series 2015-A, 5.00%, 12/01/25	450	497,763
Series B, 5.00%, 12/01/25	55	60,838
State of Ohio GO
4.00%, 05/01/25	150	159,478
5.00%, 08/01/25	455	498,884
5.00%, 08/01/25 (ETM)	5	5,459
5.00%, 09/01/25	165	181,316
Series A, 5.00%, 06/15/25	250	273,173
Series A, 5.00%, 09/01/25	65	71,427
Series A, 5.00%, 09/15/25	135	148,501
Series A, 5.00%, 05/01/37 (PR 05/01/25)	295	320,867
Series B, 5.00%, 09/01/25	225	247,248
Series B, 5.00%, 09/15/25	195	214,502
Series S, 5.00%, 05/01/25	65	70,846
Series V, 5.00%, 05/01/25	130	141,692
State of Ohio RB
5.00%, 04/01/25	290	314,331
Series A, 5.00%, 02/01/25	50	53,955
Series C, 5.00%, 12/01/25	145	159,894
Series-A, 5.00%, 06/01/25	430	468,121
		8,164,053
Oklahoma — 0.6%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	102,743
Security	Par (000)	Value

Oklahoma (continued)
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	$125	$131,918
Series A, 5.00%, 06/01/25	385	417,574
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	110	116,589
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	420,616
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/25	210	225,944
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	300	325,466
		1,740,850
Oregon — 1.3%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/25	15	16,378
City of Portland OR GOL, 5.00%, 06/15/25	50	54,635
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 06/15/25	220	239,745
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	300	327,394
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	100	109,122
Series B, 5.00%, 06/15/25 (GTD)	225	245,524
Portland Community College District GO, 5.00%, 06/15/25	310	337,823
Salem-Keizer School District No. 24J GO, Series-B, 5.00%, 06/15/25 (GTD)	275	299,682
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	250	275,790
Series C, 5.00%, 11/15/25	100	110,316
State of Oregon GO
5.00%, 05/01/25	925	1,007,412
5.00%, 08/01/35 (PR 08/01/25)	500	547,455
Series H, 5.00%, 08/01/25	195	213,807
Series L, 5.00%, 08/01/25	185	202,843
		3,987,926
Pennsylvania — 2.1%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	255	277,408
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 10/01/25	600	656,122
Series B, 5.00%, 11/01/25	125	136,969
Commonwealth of Pennsylvania GO
5.00%, 07/15/25	70	76,554
5.00%, 09/15/25 (AGM)	20	22,000
First Series, 5.00%, 01/01/25	320	344,927
First Series, 5.00%, 02/01/25 (AGM)	220	237,966
First Series, 5.00%, 08/15/25	590	646,655
First Series, 5.00%, 09/15/25	720	790,854
Second Series, 5.00%, 09/15/25	620	681,013
Series D, 5.00%, 08/15/25	140	153,443
County of Bucks PA GO, 5.00%, 06/01/25	140	152,817
Delaware County Authority RB, 5.00%, 12/01/25	60	65,735
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/25	100	108,983
Delaware River Port Authority RB, Series B, 5.00%, 01/01/25	220	235,300
Pennsylvania State University (The) RB, 5.25%, 08/15/25	250	275,612
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	410	451,277
Series A2, 5.00%, 12/01/25	460	506,310
Series B, 5.00%, 06/01/25	170	183,845
Philadelphia Authority for Industrial Development RB, 5.00%, 07/01/25	100	108,804
Township of Lower Merion PA GO, 5.00%, 01/15/25	50	53,978
		6,166,572

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 0.5%
Rhode Island Commerce Corp., 5.00%, 06/15/25	$190	$205,719
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	425	460,286
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/25	130	143,085
Series B, 5.00%, 10/01/25	135	148,589
State of Rhode Island GO
5.00%, 01/15/25	380	409,565
Series A, 5.00%, 08/01/25	95	103,871
		1,471,115
South Carolina — 0.4%
City of Columbia SC Waterworks & Sewer System Revenue RB, Series B, 5.00%, 02/01/25	265	286,302
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	360	397,342
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25, (SCSDE)	100	108,283
South Carolina Transportation Infrastructure Bank RB, Series-B, 5.00%, 10/01/25	165	181,180
State of South Carolina GO, 5.00%, 04/01/25	125	135,862
		1,108,969
Tennessee — 3.1%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	85	93,847
City of Memphis TN GO, Series A, 5.00%, 12/01/25	210	231,858
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/25	470	516,852
County of Blount TN GO, 5.00%, 06/01/25	535	583,050
County of Hamilton TN GO
4.00%, 03/01/25	335	354,326
Series A, 5.00%, 04/01/25	150	162,994
County of Montgomery TN GO, 5.00%, 04/01/25	130	141,049
County of Shelby TN GO
5.00%, 04/01/25	250	271,315
Series A, 5.00%, 04/01/25	345	374,415
County of Sumner TN GO, 5.00%, 12/01/25	150	165,664
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
5.00%, 05/15/25	50	54,426
Series A, 5.00%, 05/15/25	145	157,836
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	525	565,896
5.00%, 07/01/25	935	1,021,496
Series A, 5.00%, 07/01/25	235	256,740
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/25	45	49,150
Series B, 5.00%, 07/01/25	105	114,682
State of Tennessee GO
5.00%, 02/01/25	580	627,364
5.00%, 09/01/25	125	137,360
5.00%, 08/01/29 (PR 08/01/25)	2,000	2,189,821
Series A, 5.00%, 08/01/25	360	394,721
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	135	148,643
Series A, 5.00%, 11/01/25 (NPFGC)	280	308,297
Series B, 5.00%, 11/01/25	285	313,802
		9,235,604
Texas — 11.5%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	195,786
Aldine Independent School District GOL, 5.00%, 02/15/25	200	216,147
Security	Par (000)	Value

Texas (continued)
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	$230	$248,689
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	70	75,615
Series B, 5.00%, 02/15/25 (PSF)	100	108,022
Austin Community College District GOL, 5.00%, 08/01/25	100	109,307
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	635	695,073
Series B, 5.00%, 08/01/25 (PSF)	195	213,448
Birdville Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	170	183,681
Board of Regents of the University of Texas System RB, Series C, 5.00%, 08/15/25	205	224,112
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	135	143,534
City of Arlington TX GOL, 5.00%, 08/15/25	130	142,483
City of Austin TX GOL, 5.00%, 09/01/25	240	263,352
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/25	240	265,083
City of Austin/TX GOL, 5.00%, 09/01/25	235	257,866
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	240	264,236
Series A, 5.00%, 10/01/25	100	110,098
City of Frisco TX GOL, 5.00%, 02/15/25	265	286,258
City of Houston TX Airport System Revenue RB, Series D, 5.00%, 07/01/25	65	70,626
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	100	110,316
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,571
Series B, 5.00%, 11/15/25	300	330,948
Series D, 5.00%, 11/15/25	230	253,727
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	16,219
City of Plano TX GOL
5.00%, 09/01/25	170	186,487
Series A, 5.00%, 09/01/25	95	104,214
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	550	593,790
Series ETM, 5.00%, 02/01/25 (ETM)	50	54,019
City of San Antonio TX GOL, 5.00%, 08/01/25	600	657,498
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	120	129,782
County of Bexar TX GOL, 5.00%, 06/15/25	70	76,488
County of Bexar TX RB, 5.00%, 06/15/25	260	284,100
County of Denton TX GOL, 5.00%, 05/15/25	185	201,272
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	118,966
County of Harris TX GOL
5.00%, 10/01/25	125	137,379
Series B, 5.00%, 10/01/25	405	445,109
County of Harris TX RB
5.00%, 08/15/25	405	444,521
Series A, 5.00%, 08/15/25	370	406,105
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	120	129,623
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	940	1,016,379
Dallas Area Rapid Transit RB, 5.00%, 12/01/25	915	1,009,614
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	230	252,022
Dallas Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	395	427,301
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	325	355,905
Fort Bend Independent School District GO, 5.00%, 02/15/25 (PSF)	150	162,188

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	$450	$487,032
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	395	432,561
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	188,336
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	740	800,705
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	135	145,783
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	113,614
Series D, 5.00%, 02/15/25 (PSF)	35	37,871
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	113,559
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	65	70,282
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	43,772
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	308,058
Series A, 5.00%, 08/15/25 (PSF)	125	136,925
Series B, 0.00%, 08/15/25(a)	100	93,211
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	230	252,086
Series B, 5.00%, 08/15/25	130	142,402
Lone Star College System GOL
5.00%, 02/15/25	175	188,586
5.00%, 08/15/25	40	43,655
Series B, 5.00%, 02/15/25	300	323,290
Lower Colorado River Authority RB
5.00%, 05/15/25	210	227,694
Series D, 5.00%, 05/15/25	140	151,796
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	180	197,772
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/25	220	241,721
Series-A, 5.00%, 11/01/25	110	120,861
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	305	334,229
North Texas Municipal Water District RB, 5.00%, 06/01/25	200	216,837
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, 5.00%, 06/01/25	25	27,267
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	670	735,615
North Texas Tollway Authority RB
6.50%, 01/01/43 (PR 01/01/25)	2,000	2,222,425
Series A, 5.00%, 01/01/25	205	220,010
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	100	108,946
Series A, 5.00%, 08/15/25 (PSF)	100	109,416
Northwest Independent School District, 5.00%, 02/15/28 (PR 02/15/25)	45	48,497
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	50	53,998
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/25	215	234,441
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	230	250,934
Series B, 5.00%, 07/01/25	180	196,383
Plano Independent School District GO, 5.00%, 02/15/25	150	162,110
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	118,824
Security	Par (000)	Value

Texas (continued)
Round Rock Independent School District GO
5.00%, 08/01/25	$70	$76,601
5.00%, 08/01/25 (PSF)	60	65,676
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	654,189
Series A, 5.00%, 08/01/25 (PSF)	120	131,352
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	290	313,414
5.00%, 08/15/25 (PSF)	170	186,112
San Antonio Water System RB
Series A, 5.00%, 05/15/25	125	135,994
Series C, 5.00%, 05/15/25	70	76,157
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	215	235,645
State of Texas GO
5.00%, 04/01/25	245	266,089
5.00%, 10/01/25	1,210	1,331,796
Series A, 5.00%, 04/01/25	155	168,342
Series A, 5.00%, 08/01/25	190	208,208
State of Texas GOL, Series A, 5.00%, 08/01/25	205	224,646
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/25	145	156,895
Texas A&M University RB
5.00%, 05/15/25	1,110	1,206,366
Series C, 5.00%, 05/15/25	695	755,337
Texas State Technical College RB, 4.00%, 10/15/25	100	106,913
Texas State University System RB, 5.00%, 03/15/25	345	373,412
Texas Tech University System, 5.00%, 02/15/25	210	226,791
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	285	311,381
First Series, 5.00%, 10/01/25	50	55,033
Series A, 5.00%, 10/01/25	1,415	1,557,431
Texas Water Development Board RB
Series A, 5.00%, 04/15/25	125	135,972
Series A, 5.00%, 10/15/25	215	237,024
Series B, 5.00%, 04/15/25	185	201,238
Series B, 5.00%, 10/15/25	815	898,485
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/25	950	1,039,873
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	240	258,818
University of North Texas System RB
5.00%, 04/15/25	175	189,056
Series A, 5.00%, 04/15/25	300	324,096
University of Texas System (The) RB
5.00%, 08/15/25	145	159,014
Series E, 5.00%, 08/15/25	120	131,598
Series H, 5.00%, 08/15/25	75	82,249
		34,378,666
Utah — 1.1%
Davis School District GO, Series B, 5.00%, 06/01/25	40	43,616
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	110	120,164
State of Utah GO
5.00%, 07/01/25	815	891,613
5.00%, 07/01/25 (PR 01/01/25)	200	215,580
University of Utah (The) RB
4.00%, 08/01/25	250	266,004
Series A, 4.00%, 08/01/25	75	79,937
Series A, 5.00%, 08/01/25	160	174,989
Series B1, 5.00%, 08/01/25 (SAP)	75	82,026
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	515	560,738

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB
5.00%, 06/15/25	$330	$359,134
5.00%, 06/15/35 (PR 06/15/25)	295	321,937
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	195	210,894
		3,326,632
Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	43,793
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	115	126,892
		170,685
Virginia — 5.1%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	153,077
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	133,046
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	165	181,159
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	159,548
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	137,134
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	125	135,419
Series B, 5.00%, 07/15/25 (SAW)	35	38,298
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	100	107,956
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	109,968
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	75	81,758
County of Arlington VA GO
5.00%, 08/15/25	150	164,357
Series A, 5.00%, 08/01/25 (SAW)	50	54,730
Series B, 5.00%, 08/15/25	75	82,179
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	220,746
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	245	270,139
County of Henrico VA GO
5.00%, 07/15/25	130	142,408
Series A, 5.00%, 08/01/25 (SAW)	550	603,215
County of Loudoun VA GO, Series A, 5.00%, 12/01/25 (SAW)	1,000	1,105,797
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	309,580
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	105	111,912
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	37,770
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	2,000	2,126,668
Virginia Beach Development Authority RB, 5.00%, 04/01/25	155	168,215
Virginia College Building Authority RB
5.00%, 09/01/25	525	576,083
Series A, 5.00%, 02/01/25	150	162,364
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	135,048
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	324,115
Series B, 5.00%, 09/01/25	255	279,731
Series E, 5.00%, 02/01/25	535	578,689
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	925	1,005,148
5.00%, 05/15/25	30	32,750
5.00%, 09/15/25	130	143,210
Series A, 5.00%, 05/15/25	555	605,877
Virginia Public Building Authority RB
5.00%, 08/01/25	1,195	1,309,519
Series A, 5.00%, 08/01/25	170	186,292
Series B, 5.00%, 08/01/25	880	964,333
Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	$240	$259,120
5.00%, 08/01/25	430	471,340
5.00%, 08/01/25 (SAW)	50	54,562
Series A, 5.00%, 08/01/25	200	219,228
Series B, 5.00%, 08/01/25	255	279,516
Series C, 5.00%, 08/01/25	385	422,014
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/25	65	71,543
Virginia Resources Authority RB
5.00%, 11/01/25	410	451,455
Series C, 5.00%, 11/01/25	30	33,092
Series D, 4.00%, 11/01/25	55	58,903
		15,259,011
Washington — 4.8%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/25	150	165,509
Series S-1, 5.00%, 11/01/25	570	628,934
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	290	320,372
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 07/01/25	90	98,326
5.00%, 09/01/25	750	822,976
City of Seattle WA GOL
5.00%, 06/01/25	350	382,044
5.00%, 12/01/25	335	370,557
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	185	199,871
Series B, 5.00%, 04/01/25	125	135,658
Series C, 5.00%, 09/01/25	240	263,352
Series-A, 5.00%, 07/01/25	135	147,489
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	320	348,149
5.00%, 08/01/25	225	246,424
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	105	113,050
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	190	209,841
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	220	236,693
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	235	259,943
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	60,650
County of King WA GOL
5.00%, 07/01/25	70	76,476
5.00%, 12/01/25	180	198,797
County of King WA Sewer Revenue, 5.00%, 01/01/25	200	215,579
County of King WA Sewer Revenue RB
5.00%, 07/01/34 (PR 01/01/25)	400	431,159
Series-B, 5.00%, 07/01/25	165	180,264
County of Kitsap WA GOL, 5.00%, 06/01/25	70	76,409
County of Pierce WA GO, 5.00%, 08/01/25	150	164,006
County of Pierce WA GOL
5.00%, 08/01/25	100	109,338
Series A, 5.00%, 07/01/25	50	54,551
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	115	126,813
Energy Northwest RB
Series A, 5.00%, 07/01/25	1,040	1,134,658
Series C, 5.00%, 07/01/25	810	883,724
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	121,562

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	$140	$154,620
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	250	276,278
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	115,965
Port of Seattle WA RB, 4.00%, 02/01/25	130	136,307
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	122,728
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	165	182,005
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	50	55,221
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	65	71,788
State of Washington COP
5.00%, 01/01/25	175	188,201
5.00%, 07/01/25 (ST INTERCEPT)	350	381,335
Series C, 5.00%, 07/01/25	45	49,029
State of Washington GO
5.00%, 02/01/25	240	259,599
Series A, 5.00%, 08/01/25	155	169,949
Series A-1, 5.00%, 08/01/25	165	180,914
Series B, 5.00%, 06/01/25	135	147,360
Series B, 5.00%, 08/01/25	100	109,645
Series D, 5.00%, 02/01/25	35	37,858
Series D, 5.00%, 06/01/25	750	818,665
Series E, 5.00%, 06/01/25	700	764,087
Series F, 0.00%, 12/01/25 (AMBAC)(a)	240	223,373
Series R-2018C, 5.00%, 08/01/25	130	142,538
Series R-2018D, 5.00%, 08/01/25	250	274,112
University of Washington RB
5.00%, 04/01/25	155	168,427
5.00%, 12/01/25	125	138,267
Series B, 4.00%, 06/01/25	235	250,046
		14,201,491
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	115	125,529
5.00%, 12/01/25	10	11,055
Series A, 5.00%, 06/01/25	450	491,199
Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/25	$315	$343,963
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	180	196,222
		1,167,968
Wisconsin — 1.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	690	752,370
State of Wisconsin GO
5.00%, 05/01/25	70	76,355
5.00%, 05/01/32 (PR 05/01/25)	135	146,838
Series 2, 4.00%, 11/01/25	120	128,909
Series 2, 5.00%, 11/01/25	630	696,612
Series A, 5.00%, 05/01/25	470	512,670
Series B, 5.00%, 05/01/25	250	272,697
State of Wisconsin RB, Series A, 5.00%, 05/01/25	170	184,572
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	245	267,665
Series 2, 5.00%, 07/01/25	460	503,379
		3,542,067

Total Long-Term Investments — 98.7%
(Cost: $298,180,143)		294,516,316

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.96%(b)(c)	1,916	1,916,275

Total Short-Term Securities — 0.7%
(Cost: $1,916,134)		1,916,275

Total Investments in Securities — 99.4%
(Cost: $300,096,277)		296,432,591

Other Assets Less Liabilities — 0.6%		1,931,731

Net Assets — 100.0%		$298,364,322

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$160,825	$1,754,972	(a)	$—	$337	$141	$1,916,275	1,916	$4,953	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$294,516,316	$—	$294,516,316
Money Market Funds	1,916,275	—	—	1,916,275
	$1,916,275	$294,516,316	$—	$296,432,591

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAP	Subject to Appropriations
COP	Certificates of Participation	SAW	State Aid Withholding
ETM	Escrowed to Maturity	SCH BD GTY	School Board Guaranty
GO	General Obligation	SCSDE	South Carolina State Department of Education
GOL	General Obligation Limited	ST	Special Tax
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.